Reverse Recapitalization - Summary of Reconcile Elements of the Merger (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Business Combinations [Abstract]
Cash (Trust)	$ 173,015
Redemptions	(159,763)
Less: fees to underwriters and advisors	(9,038)
Net cash received from Merger recapitalization	4,214
Issuance of PIPE Shares	125,000	$ 0
Less: PIPE fees to underwriters and advisors	(21,179)
Net cash received from PIPE Shares and Merger recapitalization	108,035
Less: debt Settlement	(21,266)
Net proceeds from Merger recapitalization, PIPE Shares and debt settlement	$ 86,769